Principal Accounting Policies (Narrative - Liquidity, Functional Currency and Foreign Currency Translation, Short-term Investments, Accounts Receivable, Capitalized Software Development Cost (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Liquidity
Net loss	¥ (2,427,091)	$ (349,574)	¥ (1,459,379)	¥ (447,858)
Net cash used in operating activities	(2,239,444)	$ (322,550)	(514,735)	(271,102)
Accumulated deficit	¥ (4,755,514)		(2,328,423)	(869,044)	$ (684,936)
Period for which cash, cash equivalents, short-term investments and cash generated from operations will be sufficient to meet working capital requirements and capital expenditures in the ordinary course of business	12 months	12 months
Functional Currency and Foreign Currency Translation
Exchange rate	6.9430				6.9430
Short-term Investments
Other-than-temporary impairment of short-term investments	¥ 0		0	0
Accounts Receivable
Allowance for doubtful accounts	5,297		0	0
Unamortized amount	177,817		145,190		$ 25,611
Software [Member]
Accounts Receivable
Cost capitalized	8,516		7,572	6,837
Amortization expense	3,768		¥ 2,212	¥ 727
Unamortized amount	¥ 17,124